CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited)

March 31, 2025

Shares	Market value

	Real Estate Securities*- 146.4%

	Common Stock - 138.3%

	Australia - 5.4%

950,420	Charter Hall Group	$9,582,674
655,202	Goodman Group	11,607,660
3,459,899	Scentre Group	7,244,282
3,986,487	Stockland	12,172,479

		40,607,095

	Belgium - 2.3%

167,362	Aedifica SA	11,290,043
93,958	Cofinimmo SA	6,196,204

		17,486,247

	Canada - 3.4%

73,134	Boardwalk Real Estate Investment Trust	3,409,617
176,498	Canadian Apartment Properties REIT	5,290,342
939,900	H&R Real Estate Investment Trust	6,563,137
850,000	RioCan Real Estate Investment Trust	10,128,539

		25,391,635

	China - 0.9%

4,500,000	ESR Group Ltd.	7,079,419

	France - 2.3%

169,904	Carmila SA	3,211,796
168,449	Unibail-Rodamco-Westfield	14,174,644

		17,386,440

	Germany - 2.0%

105,598	LEG Immobilien SE	7,466,859
287,379	Vonovia SE	7,748,291

		15,215,150

	Hong Kong - 6.2%

2,729,161	CK Asset Holdings Ltd.	11,031,980
4,706,470	Link REIT	22,019,139
4,382,000	Swire Properties Ltd.	9,608,488
1,422,303	Wharf Real Estate Investment Co. Ltd.	3,458,732

		46,118,339

	Japan - 10.8%

3,139	Activia Properties, Inc.	7,136,953
7,321	AEON REIT Investment Corp.	6,060,852
18,326	Japan Hotel REIT Investment Corp.	8,884,813
24,096	Japan Metropolitan Fund Investment Corp.	15,420,538
8,994	KDX Realty Investment Corp.	8,889,349
10,619	LaSalle Logiport REIT	9,891,846
10,122	Orix JREIT, Inc.	11,926,551
280,300	Tokyo Tatemono Co. Ltd.	4,735,709
1,163,300	Tokyu Fudosan Holdings Corp.	7,765,965

		80,712,576

	Singapore - 5.3%

3,822,800	CapitaLand Ascendas REIT	7,593,837
13,702,944	CapitaLand China Trust	7,187,393
9,872,134	CapitaLand Integrated Commercial Trust	15,424,062

Shares	Market value

	Singapore (continued)

5,878,600	Frasers Logistics & Commercial Trust	$4,001,874
8,338,000	Keppel REIT	5,334,930

		39,542,096

	Sweden - 1.6%

1,109,753	Castellum AB (a)	12,240,857

	United Kingdom - 6.4%

2,598,836	Land Securities Group PLC	18,449,542
3,939,857	LondonMetric Property PLC	9,326,610
829,603	Safestore Holdings PLC	6,574,802
2,668,000	Supermarket Income REIT PLC	2,637,902
2,696,061	Tritax Big Box REIT PLC	4,885,858
550,000	UNITE Group PLC (The)	5,778,713

		47,653,427

	United States - 91.7%

178,107	Alexandria Real Estate Equities, Inc.	16,476,679
209,073	American Tower Corp.	45,494,285
753,292	Americold Realty Trust, Inc.	16,165,646
154,739	AvalonBay Communities, Inc.	33,210,084
652,710	Broadstone Net Lease, Inc.	11,122,178
170,738	COPT Defense Properties	4,656,025
333,020	Crown Castle, Inc.	34,710,675
659,781	CubeSmart	28,179,246
50,136	EastGroup Properties, Inc.	8,831,456
640,539	Empire State Realty Trust, Inc., Class A	5,009,015
47,064	Equinix, Inc.	38,373,632
76,610	Essex Property Trust, Inc.	23,486,328
202,656	Extra Space Storage, Inc.	30,092,389
145,732	Federal Realty Investment Trust	14,255,504
147,857	First Industrial Realty Trust, Inc.	7,978,364
941,911	Healthcare Realty Trust, Inc.	15,918,296
1,284,701	Healthpeak Properties, Inc.	25,976,654
426,460	Host Hotels & Resorts, Inc.	6,059,997
418,300	Independence Realty Trust, Inc.	8,880,509
1,418,143	Invitation Homes, Inc.	49,422,283
87,945	Iron Mountain, Inc.	7,566,788
291,063	Lineage, Inc.	17,065,024
9,589	Marriott International, Inc., Class A	2,284,100
316,068	National Storage Affiliates Trust	12,453,079
800,659	Park Hotels & Resorts, Inc.	8,551,038
696,892	Piedmont Office Realty Trust, Inc., Class A	5,136,094
575,980	Realty Income Corp.	33,412,600
201,365	Regency Centers Corp.	14,852,682
652,365	Rexford Industrial Realty, Inc.	25,540,090
209,316	Simon Property Group, Inc.	34,763,201
262,148	Sun Communities, Inc.	33,722,719
1,408,200	Sunstone Hotel Investors, Inc.	13,251,162
603,019	VICI Properties, Inc.	19,670,480
140,635	Vornado Realty Trust	5,202,089
195,099	Welltower, Inc.	29,891,118

		687,661,509

	Total Common Stock (cost $1,301,552,081)	1,037,094,790

See previously submitted notes to financial statements for the annual period ended December 31, 2024.

CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited) continued

March 31, 2025

Shares	Market value

	Preferred Stock - 8.1%

	United States - 8.1%

245,403	Digital Realty Trust, Inc., Series J, 5.250%	$5,138,739
301,100	Digital Realty Trust, Inc., Series L, 5.200%	6,058,132
282,200	Federal Realty Investment Trust, Series C, 5.000%	5,762,524
405,900	National Storage Affiliates Trust, Series A, 6.000%	8,885,151
383,644	Pebblebrook Hotel Trust, Series E, 6.375%	6,579,495
541,950	Pebblebrook Hotel Trust, Series F, 6.300%	9,489,544
262,125	Pebblebrook Hotel Trust, Series G, 6.375%	4,642,234
143,517	Rexford Industrial Realty, Inc., Series B, 5.875%	3,286,539
287,077	Summit Hotel Properties, Inc., Series E, 6.250%	5,707,091
265,000	Sunstone Hotel Investors, Inc., Series H, 6.125%	5,244,350

	Total Preferred Stock (cost $75,166,456)	60,793,799

	Total Investments - 146.4% (cost $1,376,718,537)	1,097,888,589

	Liabilities in Excess of Other Assets - (46.4)%	(347,940,909)

	Net Assets - 100.0%	$749,947,680

*	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
(a)	Non-income producing security.

See previously submitted notes to financial statements for the annual period ended December 31, 2024.

CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited) concluded

March 31, 2025

Securities Valuation

The following is a summary of various inputs used in determining the value of the Trust’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of inputs used as of March 31, 2025.

Assets	Level 1	Level 2	Level 3	Total

INVESTMENT IN REAL ESTATE SECURITIES

Common Stock
Australia	$40,607,095	$–	$–	$40,607,095
Belgium	17,486,247	–	–	17,486,247
Canada	25,391,635	–	–	25,391,635
China	7,079,419	–	–	7,079,419
France	17,386,440	–	–	17,386,440
Germany	15,215,150	–	–	15,215,150
Hong Kong	46,118,339	–	–	46,118,339
Japan	80,712,576	–	–	80,712,576
Singapore	39,542,096	–	–	39,542,096
Sweden	12,240,857	–	–	12,240,857
United Kingdom	47,653,427	–	–	47,653,427
United States	687,661,509	–	–	687,661,509

Total Common Stock	1,037,094,790	–	–	1,037,094,790

Preferred Stock
United States	60,793,799	–	–	60,793,799

TOTAL INVESTMENT IN REAL ESTATE SECURITIES	$1,097,888,589	$–	$–	$1,097,888,589

See previously submitted notes to financial statements for the annual period ended December 31, 2024.